CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues (including RMB876,736, RMB1,449,927 and RMB1,778,640 with related parties for the years ended December 31, 2015, 2016 and 2017, respectively)	¥ 2,048,896	$ 314,910	¥ 1,556,476	¥ 896,458
Cost of revenues (including RMB762,855, RMB1,198,295 and RMB1,355,493 with related parties for the years ended December 31, 2015, 2016 and 2017, respectively)	1,554,194	238,875	1,280,324	785,867
Gross profit	494,702	76,035	276,152	110,591
Operating expenses:
Selling and marketing	44,026	6,767	27,821	19,168
General and administrative	114,880	17,657	102,644	69,984
Research and development	153,827	23,643	132,304	61,553
Total operating expenses	312,733	48,067	262,769	150,705
Operating (loss)/income	181,969	27,968	13,383	(40,114)
Other income and expenses
Realized gain from investments	2,373	365
Interest income	3,003	462	754	255
Other income	4,555	699	14,726	1,109
(Loss)/Income before income tax	191,900	29,494	28,863	(38,750)
Income tax benefit (expense)	(27,611)	(4,244)	(3,088)	897
(Loss)/Income before (loss)/income from equity method investments	164,289	25,250	25,775	(37,853)
(Loss)/income from equity method investments	2,806	431	(1,829)
Net (loss)/income	167,095	25,681	23,946	(37,853)
Less: Net loss attributable to noncontrolling interest	(587)	(90)
Net (loss)/income attributable to Huami Corporation	167,682	25,771	23,946	(37,853)
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	80,291	12,341
Net (loss)/income attributable to ordinary shareholders of Huami Corporation	¥ 46,120	$ 7,087	¥ (12,122)	¥ (61,250)
Net (loss)/income per share attributable to ordinary shareholders of Huami Corporation
Basic (loss)/income per ordinary share | (per share)	¥ 0.68	$ 0.10	¥ (0.22)	¥ (1.22)
Diluted (loss)/income per ordinary share | (per share)	¥ 0.65	$ 0.10	¥ (0.22)	¥ (1.22)
Weighted average number of shares used in computing net (loss)/income per share
Ordinary share - basic | shares	67,777,592	67,777,592	55,612,626	50,038,279
Ordinary share - diluted | shares	76,291,901	76,291,901	55,612,626	50,038,279
Series A Preferred Shares
Other income and expenses
Accretion of Preferred Shares	¥ 3,762	$ 578	¥ 3,209	¥ 4,799
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	48,753
Series B-1 Preferred Shares
Other income and expenses
Accretion of Preferred Shares	3,127	481	2,738	1,222
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	1,361
Series B-2 Preferred Shares
Other income and expenses
Accretion of Preferred Shares	34,382	$ 5,284	¥ 30,121	¥ 17,376
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	¥ 14,220